1
The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 96 .5%
Aerospace and Defense — 1 .4%
5,000 Aerojet Rocketdyne Holdings Inc. † ............ $ 196,750
1,600 L3Harris Technologies Inc. ....................... 397,552
6,000 Ultra Electronics Holdings plc ................... 261,994
856,296
Automotive — 2 .3%
15,000 Daimler Truck Holding AG † ....................... 418,660
36,000 Iveco Group NV † ...................................... 236,959
28,000 Traton SE ................................................. 522,548
1,000 Volkswagen AG ........................................ 250,234
1,428,401
Automotive: Parts and Accessories — 2 .2%
20,000 Dana Inc. ................................................. 351,400
2,000 Genuine Parts Co. ..................................... 252,040
1,000 Linamar Corp. .......................................... 44,451
28,000 Uni-Select Inc. † ........................................ 683,118
1,000 Veoneer Inc. † ........................................... 36,950
1,367,959
Broadcasting — 1 .1%
200 Cogeco Inc. .............................................. 12,331
4,500 Paramount Global , Cl. A ............................ 181,845
17,000 Sinclair Broadcast Group Inc. , Cl. A ........... 476,340
670,516
Building and Construction — 1 .7%
333 Arcosa Inc. ............................................... 19,064
500 Chofu Seisakusho Co. Ltd. ........................ 8,161
14,700 GCP Applied Technologies Inc. † ................ 461,874
6,000 Johnson Controls International plc ............ 393,420
2,000 Lennar Corp. , Cl. B ................................... 136,700
200 Sika AG .................................................... 66,533
1,085,752
Business Services — 1 .3%
17,500 JCDecaux SA † .......................................... 414,678
11,500 Matthews International Corp. , Cl. A ........... 372,140
786,818
Cable and Satellite — 2 .5%
514 DISH Network Corp. , Cl. A † ...................... 16,268
800 EchoStar Corp. , Cl. A † .............................. 19,472
6,000 Liberty Global plc , Cl. A † .......................... 153,060
6,000 Liberty Global plc , Cl. C † .......................... 155,460
12,000 Liberty Latin America Ltd. , Cl. A † .............. 116,400
595 Liberty Latin America Ltd. , Cl. C † .............. 5,706
19,000 Rogers Communications Inc. , Cl. B ........... 1,078,250
1,544,616
Computer Software and Services — 0 .8%
1,777 AVEVA Group plc ...................................... 57,192
28,000 Hewlett Packard Enterprise Co. ................. 467,880
525,072
Shares
Market
Value
Consumer Products — 8 .2%
5,500 Energizer Holdings Inc. ............................. $ 169,180
21,000 Essity AB , Cl. A ......................................... 498,064
10,000 Hunter Douglas NV † ................................. 1,909,388
2,000 L'Oreal SA ................................................ 805,018
2,000 Salvatore Ferragamo SpA † ....................... 38,011
12,000 Scandinavian Tobacco Group A/S .............. 256,629
600 Spectrum Brands Holdings Inc. ................ 53,232
4,000 Svenska Cellulosa AB SCA , Cl. A ............... 77,597
100,000 Swedish Match AB ................................... 753,850
6,200 Terminix Global Holdings Inc. † ................. 282,906
7,000 Unicharm Corp. ........................................ 250,641
5,094,516
Consumer Services — 3 .8%
11,500 Ashtead Group plc .................................... 730,120
200 Boyd Group Services Inc. ......................... 26,488
9,500 Herc Holdings Inc. .................................... 1,587,355
2,343,963
Diversified Industrial — 6 .8%
600 Aker ASA , Cl. A ......................................... 55,203
11,571 Ampco-Pittsburgh Corp. † ......................... 73,013
9,000 Ardagh Group SA ..................................... 182,925
10,000 Bollore SE ................................................ 52,591
10,000 Bouygues SA ............................................ 349,907
1,200 Crane Co. ................................................. 129,936
14,000 EnPro Industries Inc. ................................ 1,368,220
3,000 Hyster-Yale Materials Handling Inc. ........... 99,630
10,000 Jardine Matheson Holdings Ltd. ................ 550,000
3,500 Macquarie Infrastructure Holdings LLC ..... 13,055
14,500 Myers Industries Inc. ................................ 313,200
11,000 Nilfisk Holding A/S † ................................. 332,089
2,000 Park-Ohio Holdings Corp. ......................... 28,140
1,400 Sulzer AG ................................................. 116,509
6,000 Textron Inc. .............................................. 446,280
3,000 Trinity Industries Inc. ................................ 103,080
4,213,778
Electronics — 8 .2%
24,000 Sony Group Corp. ..................................... 2,509,611
25,000 Sony Group Corp. , ADR ............................ 2,567,750
5,077,361
Energy and Energy Services — 1 .4%
4,000 BP plc , ADR ............................................. 117,600
12,000 Landis+Gyr Group AG ............................... 762,296
879,896
Energy and Utilities — 4 .7%
7,500 Cameco Corp. .......................................... 218,250
600 Cheniere Energy Inc. ................................ 83,190
7,000 National Fuel Gas Co. ................................ 480,900
14,000 National Grid plc , ADR .............................. 1,076,180
18,000 Severn Trent plc ....................................... 727,815

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
11,000 Shell plc ................................................... $ 304,681
2,891,016
Entertainment — 2 .7%
9,000 Discovery Inc. , Cl. A † ............................... 224,280
40,000 Grupo Televisa SAB , ADR ......................... 468,000
13,000 International Game Technology plc ............ 320,840
112,500 ITV plc † ................................................... 121,066
26,000 Tencent Music Entertainment Group , ADR † 126,620
5,000 Universal Music Group NV ........................ 133,829
20,000 Vivendi SE ................................................ 261,960
1,656,595
Equipment and Supplies — 1 .6%
4,500 Graco Inc. ................................................ 313,740
12,000 Mueller Industries Inc. .............................. 650,040
963,780
Financial Services — 10 .1%
1,000 American Express Co. ............................... 187,000
2,500 American International Group Inc. ............. 156,925
3,000 Bank of America Corp. .............................. 123,660
3 Berkshire Hathaway Inc. , Cl. A † ................ 1,586,763
6,000 Citigroup Inc. ........................................... 320,400
3,200 Comerica Inc. ........................................... 289,376
8,000 Deutsche Bank AG † .................................. 101,200
5,000 EXOR NV ................................................. 384,422
27,000 FinecoBank Banca Fineco SpA ................... 412,935
68,500 GAM Holding AG † .................................... 84,731
1,600 Julius Baer Group Ltd. .............................. 93,294
15,800 Kinnevik AB , Cl. A † ................................... 426,827
4,600 Morgan Stanley ........................................ 402,040
40,000 Resona Holdings Inc. ............................... 172,203
2,500 State Street Corp. ..................................... 217,800
1,000 T. Rowe Price Group Inc. .......................... 151,190
10,000 The Bank of New York Mellon Corp. .......... 496,300
1,500 The PNC Financial Services Group Inc. ...... 276,675
7,000 UBS Group AG ......................................... 136,780
5,000 Wells Fargo & Co. .................................... 242,300
6,262,821
Food and Beverage — 17 .7%
5,000 Campbell Soup Co. ................................... 222,850
7,500 Chr. Hansen Holding A/S ........................... 554,015
5,500 Danone SA ............................................... 304,401
45,000 Davide Campari-Milano NV ....................... 525,441
6,000 Diageo plc , ADR ....................................... 1,218,840
4,500 Fomento Economico Mexicano SAB de CV ,
ADR ..................................................... 372,825
2,000 Heineken NV ............................................ 191,558
2,500 Kellogg Co. .............................................. 161,225
4,000 Kerry Group plc , Cl. A ............................... 448,252
Shares
Market
Value
10,600 Kikkoman Corp. ........................................ $ 707,886
9,000 Maple Leaf Foods Inc. .............................. 215,974
3,000 McCormick & Co. Inc. .............................. 300,000
3,000 McCormick & Co. Inc., Non-Voting ........... 299,400
14,000 Nestlé SA ................................................. 1,821,114
3,500 Pernod Ricard SA ..................................... 771,665
12,100 Remy Cointreau SA .................................. 2,503,112
6,000 The Kraft Heinz Co. ................................... 236,340
1,500 Yakult Honsha Co. Ltd. ............................. 80,335
300,000 Yashili International Holdings Ltd. † ........... 37,149
10,972,382
Health Care — 3 .9%
20,000 Achaogen Inc. † ........................................ 0
4,000 Bristol-Myers Squibb Co. .......................... 292,120
11,000 Clovis Oncology Inc. † ............................... 22,220
7,000 Cutera Inc. † ............................................. 483,000
1,000 GlaxoSmithKline plc , ADR ......................... 43,560
700 ICU Medical Inc. † ..................................... 155,848
4,666 Idorsia Ltd. † ............................................ 93,062
1,600 Johnson & Johnson ................................. 283,568
1,400 Medmix AG † ............................................ 48,967
2,500 Patterson Cos. Inc. ................................... 80,925
6,000 Pfizer Inc. ................................................ 310,620
5,000 Roche Holding AG , ADR ........................... 247,050
34,000 Viatris Inc. ............................................... 369,920
2,430,860
Hotels and Gaming — 1 .2%
225,000 Mandarin Oriental International Ltd. † ........ 450,000
200,000 The Hongkong & Shanghai Hotels Ltd. † .... 213,192
800 Wynn Resorts Ltd. † .................................. 63,792
726,984
Machinery — 4 .2%
90,000 CNH Industrial NV, Borsa Italiana .............. 1,433,202
50,000 CNH Industrial NV, New York .................... 793,000
2,666 NKT A/S † ................................................. 121,166
14,524 Twin Disc Inc. † ......................................... 241,679
2,589,047
Publishing — 0 .8%
25,000 The E.W. Scripps Co. , Cl. A † ..................... 519,750
Retail — 0 .8%
3,000 Nathan's Famous Inc. ............................... 162,510
4,000 Walgreens Boots Alliance Inc. ................... 179,080
2,500 Zalando SE † ............................................. 127,219
468,809
Specialty Chemicals — 1 .1%
700 Ashland Global Holdings Inc. .................... 68,887
5,000 Ferro Corp. † ............................................. 108,700
3,000 International Flavors & Fragrances Inc. ..... 393,990
200 The Chemours Co. .................................... 6,296

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
4,000 Valvoline Inc. ........................................... $ 126,240
704,113
Telecommunications — 3 .0%
200 Cogeco Communications Inc. ................... 16,555
11,000 Deutsche Telekom AG ............................... 206,041
17,000 Deutsche Telekom AG , ADR ...................... 316,540
75,000 Koninklijke KPN NV .................................. 260,771
1,600 Lumen Technologies Inc. .......................... 18,032
4,000 Orange Belgium SA .................................. 84,960
60,000 Pharol SGPS SA † ..................................... 5,290
2,000 Prosus NV ................................................ 107,472
4,000 Proximus SA ............................................ 74,561
130,000 Sistema PJSC FC , GDR (a) ......................... 65,000
110,000 Telefonica Deutschland Holding AG ........... 300,447
5,000 Vantage Towers AG .................................. 177,498
120,000 VEON Ltd. , ADR † ..................................... 81,936
3,000 Verizon Communications Inc. ................... 152,820
1,867,923
Wireless Telecommunications — 3 .0%
16,000 Millicom International Cellular SA , SDR † ... 406,705
7,500 T-Mobile US Inc. † ..................................... 962,625
31,000 Vodafone Group plc , ADR ......................... 515,220
1,884,550
TOTAL COMMON STOCKS ........................ 59,813,574
WARRANTS — 0.0%
Diversified Industrial — 0.0%
8,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 6,521
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 3 .5%
$ 2,175,000 U.S. Treasury Bills,
0.105 % to 0.365% †† ,
06/02/22 to 06/09/22 ............................ 2,173,732
TOTAL INVESTMENTS — 100.0%
(Cost $ 41,416,628 ) ............................... $ 61,993,827
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 44 .7% $ 27,725,850
United States ........................ 37 .8 23,458,188
Japan ............................... 10 .2 6,296,586
Canada .............................. 3 .7 2,295,417
Asia/Pacific ......................... 2 .2 1,376,961
Latin America ....................... 1 .4 840,825
100.0% $ 61,993,827